RISKS ASSOCIATED WITH TORM'S ACTIVITIES - Changes in the bunker price (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Increase in the bunker prices of 10% per ton:
Changes in profit/loss before tax for the following year		$ (22.0)	$ (19.8)
Changes in equity for the following year		$ (22.0)	$ (19.8)
SENSITIVITY TO CHANGES
Increase in the bunker prices of 10% per ton:
Changes in profit/loss before tax for the following year	$ (22.6)
Changes in equity for the following year	$ (22.6)